Fair Value Measurements (Assets And Liabilities Measured At Fair Value On Recurring Basis) (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets from price risk management	$ 32.6	$ 58.3	$ 147.2
SPH units	4.2	3.4	6.1
Assets, Fair Value Disclosure, Excluding Netting Adjustments	36.8	61.7	153.3
Liabilities from price risk management	26.8	41.5	100.8
Interest rate swaps(3)			1.6
Liabilities, Fair Value Disclosure, Excluding Netting Adjustments	26.8	41.5	102.4
Netting agreements	(19.7)	(13.7)	(28.8)
Derivative Asset, Fair Value of Collateral	1.5	(12.0)	(38.6)
Assets from price risk management, total	14.4	32.6	79.8
Total assets at fair value	18.6	36.0	85.9
Netting agreements	(19.7)	(13.7)	(28.8)
Derivative Liability, Fair Value of Collateral	0.2	(20.4)	(46.6)
Liabilities from price risk management, total	7.3	7.4	27.0
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets from price risk management	0.4	0.5	0.5
SPH units	4.2	3.4	6.1
Assets, Fair Value Disclosure, Excluding Netting Adjustments	4.6	3.9	6.6
Liabilities from price risk management	0.2	0.2	1.6
Liabilities, Fair Value Disclosure, Excluding Netting Adjustments	0.2	0.2	1.6
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets from price risk management	32.2	57.8	146.7
Assets, Fair Value Disclosure, Excluding Netting Adjustments	32.2	57.8	146.7
Liabilities from price risk management	26.6	41.3	99.2
Interest rate swaps(3)			1.6
Liabilities, Fair Value Disclosure, Excluding Netting Adjustments	26.6	41.3	100.8
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets from price risk management	0.0	0.0	0.0
SPH units	0.0	0.0	0.0
Assets, Fair Value Disclosure, Excluding Netting Adjustments	0.0	0.0	0.0
Liabilities from price risk management	0.0	0.0	0.0
Interest rate swaps(3)			0.0
Liabilities, Fair Value Disclosure, Excluding Netting Adjustments	$ 0.0	$ 0.0	$ 0.0